ACCOUNTING RULES AND METHODS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies [Abstract]
Summary of Details of the Company's Subsidiary

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated

Summary of Accounting Policy for Exchange Rates

Exchange rate (USD per EUR)	12/31/2019	12/31/2020	12/31/2021
Weighted average rate	1.1196	1.1413	1.1835
Closing rate	1.1234	1.2271	1.1326

Summary of Geographical Segment Information
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
France	105	61	0
United States	969	185	128
Total	1,074	246	128

Non current assets (amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
France	9,616	8,414	6,325
United States	26,629	21,265	19,520
Total	36,245	29,679	25,845